Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	¥ 101,043	¥ 99,437
Additions	4,606	5,169
Disposals	(3,242)	(1,330)
Transfer from construction in progress	0
Transfer from advanced payments on acquisition of aircraft		53
Transfer from investment properties (Note 17)	34	425
Transfer from right-of-use assets (Note 18(a))	809	6,402
Transfer to investment properties (Note 17)		(13)
Transfer (to) other non-current assets	(517)	(2)
Depreciation provided during the year	(9,490)	(9,067)
Impairment (note)	(1)	(31)	¥ (4)
Ending balance	93,242	101,043	99,437
Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	174,342	162,072
Ending balance	167,083	174,342	162,072
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(73,299)	(62,635)
Ending balance	(73,841)	(73,299)	(62,635)
Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	101,043	99,437
Ending balance	93,242	101,043	99,437
Aircraft, engines and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	80,959	79,479
Additions	2,343	3,517
Disposals	(3,094)	(781)
Transfer from construction in progress	0
Transfer from advanced payments on acquisition of aircraft		53
Transfer from investment properties (Note 17)	0
Transfer from right-of-use assets (Note 18(a))	809	6,402
Transfer (to) other non-current assets	0
Depreciation provided during the year	(7,958)	(7,680)
Impairment (note)	(1)	(31)
Ending balance	73,058	80,959	79,479
Aircraft, engines and flight equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	144,827	133,845
Ending balance	136,247	144,827	133,845
Aircraft, engines and flight equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(63,868)	(54,366)
Ending balance	(63,189)	(63,868)	(54,366)
Aircraft, engines and flight equipment [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	80,959	79,479
Ending balance	73,058	80,959	79,479
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,714	11,654
Additions	170	69
Disposals	(85)	(22)
Transfer from construction in progress	745	1,102
Transfer from investment properties (Note 17)	34	425
Transfer from right-of-use assets (Note 18(a))	0
Transfer to investment properties (Note 17)		(13)
Transfer (to) other non-current assets	0
Depreciation provided during the year	(536)	(501)
Impairment (note)	0
Ending balance	13,042	12,714	11,654
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	15,816	14,153
Ending balance	16,562	15,816	14,153
Buildings [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,102)	(2,499)
Ending balance	(3,520)	(3,102)	(2,499)
Buildings [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,714	11,654
Ending balance	13,042	12,714	11,654
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,008	4,447
Additions	626	528
Disposals	(63)	(102)
Transfer from construction in progress	279	21
Transfer from investment properties (Note 17)	0
Transfer from right-of-use assets (Note 18(a))	0
Transfer (to) other non-current assets	0
Depreciation provided during the year	(996)	(886)
Impairment (note)	0
Ending balance	3,854	4,008	4,447
Other property, plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	10,337	10,217
Ending balance	10,986	10,337	10,217
Other property, plant and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(6,329)	(5,770)
Ending balance	(7,132)	(6,329)	(5,770)
Other property, plant and equipment [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	4,008	4,447
Ending balance	3,854	4,008	4,447
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,362	3,857
Additions	1,467	1,055
Disposals	0	(425)
Transfer from construction in progress	(1,024)	(1,123)
Transfer from investment properties (Note 17)	0
Transfer from right-of-use assets (Note 18(a))	0
Transfer (to) other non-current assets	(517)	(2)
Depreciation provided during the year	0
Impairment (note)	0
Ending balance	3,288	3,362	3,857
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,362	3,857
Ending balance	3,288	3,362	3,857
Construction in progress [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Ending balance	0
Construction in progress [member] | Net Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,362	3,857
Ending balance	¥ 3,288	¥ 3,362	¥ 3,857